Managing Risks (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Contractual Obligations and Purchase Agreements

A summary of our contractual obligations and purchase agreements as of December 31, 2012 is as follows:

	Payment Due by Period
(US$ millions)	Total	Less than 1 Year	1 – 3 Years	3 – 5 Years	More than 5 Years
Project-specific and other financings(1)(2)	$269,132	$168,507	$80,366	$5,023	$15,236
Bank indebtedness(1)(2)	190,197	36,602	153,595	—	—
Unsecured senior notes payable(3)	600,000	—	—	—	600,000
Interest on senior notes payable	312,000	39,000	78,000	78,000	117,000
Accounts payable and other liabilities	425,179	425,179	—	—	—
Operating lease obligations(4)	27,682	5,108	9,025	6,745	6,804
Purchase agreements(5)	62,702	52,633	10,069	—	—

(1)	Amounts are included on the consolidated balance sheets. See Note 7 for additional information regarding project-specific and other financings and related matters.
(2)	Amounts do not include interest due to the floating nature of our debt. See Note 7 for additional information regarding floating rate debt.
(3)	Amounts are included on the consolidated balance sheets. See Note 8 for additional information regarding unsecured senior notes payable.
(4)	Amounts relate to non-cancellable operating leases involving office space, design centres and model homes.
(5)	See Note 15 for additional information regarding purchase agreements